Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	$ 68,296,949	$ 2,426
Due from intercompany and others	7,582,199	14,951,086
TOTAL CURRENT ASSETS	75,879,148	14,953,512
Other non-current asset
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	115,680,581	80,260,786
TOTAL ASSETS	191,559,729	95,214,298
CURRENT LIABILITIES
Accrued expenses and other liabilities	10,933,373	18,371,779
TOTAL CURRENT LIABILITIES	10,933,373	18,371,779
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	130,318,637	59,472,255
Unearned compensation	(125,630)	(624,455)
Retained earnings	37,819,226	9,629,712
Statutory reserve	6,942,111	4,751,264
Accumulated other comprehensive income	5,632,199	3,593,188
Total shareholders’ equity	180,626,356	76,842,519
Total liabilities and shareholders’ equity	191,559,729	95,214,298
Class A Common Stock
Shareholders’ equity
Common stock, value	39,813	20,555
Class B Common Stock
Shareholders’ equity
Common stock, value